(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Returns on Underlying Items (Detail)
	Jun. 30, 2026	Dec. 31, 2025
GBP [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.99%	3.54%
GBP [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.07%	3.67%
GBP [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.38%	4.04%
GBP [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.68%	4.36%
GBP [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.86%	4.54%
GBP [member] | 30 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.90%	4.59%
USD [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.07%	3.48%
USD [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.25%	3.77%
USD [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.53%	4.28%
USD [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.98%	4.84%
USD [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	5.22%	5.16%
USD [member] | 30 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	5.00%	5.00%